Share-based payments - Virtual shares program I (Details) - € / shares	2 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per virtual share (in dollars per share)		€ 4.05	€ 3.80
Prior VSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value of virtual shares	658,735				665,389
Fair value per virtual share (in dollars per share)				€ 10.04	€ 9.13